UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21519
Investment Company Act File Number
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.(1)	83,000	$6,747,900

		$6,747,900

Air Freight & Logistics — 0.9%
United Parcel Service, Inc., Class B(1)	42,000	$3,008,040

		$3,008,040

Commercial Banks — 4.4%
Fifth Third Bancorp(1)	284,000	$4,223,080
PNC Financial Services Group, Inc.(1)	102,000	6,120,000
Wells Fargo & Co.(1)	126,000	4,084,920

		$14,428,000

Commercial Services & Supplies — 1.0%
Waste Management, Inc.(1)	89,000	$3,370,430

		$3,370,430

Communications Equipment — 2.7%
Telefonaktiebolaget LM Ericsson, Class B(1)	734,000	$9,049,350

		$9,049,350

Diversified Telecommunication Services — 3.2%
Telefonos de Mexico SA de CV ADR(1)	200,000	$3,462,000
Verizon Communications, Inc.(1)	200,000	7,124,000

		$10,586,000

Electric Utilities — 2.0%
Scottish and Southern Energy PLC(1)	361,000	$6,701,965

		$6,701,965

Energy Equipment & Services — 4.1%
Halliburton Co.(1)	78,000	$3,510,000
Schlumberger, Ltd.(1)	76,000	6,763,240
Seadrill, Ltd.(1)	101,985	3,358,769

		$13,632,009

Food & Staples Retailing — 3.3%
George Weston, Ltd.	26,500	$1,876,052
Sysco Corp.(1)	98,000	2,855,720
Wal-Mart Stores, Inc.(1)	113,000	6,335,910

		$11,067,682

Food Products — 2.8%
Nestle SA ADR(1)	63,000	$3,415,860
Unilever PLC ADR(1)	203,000	5,889,030

		$9,304,890

Health Care Providers & Services — 2.2%
Fresenius Medical Care AG & Co. KGaA(1)	125,000	$7,312,754

		$7,312,754

Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.(1)	104,000	$7,661,680

		$7,661,680

Household Products — 1.7%
Kimberly-Clark de Mexico SA de CV(1)	1,000,000	$5,527,986

		$5,527,986

Security	Shares	Value
Independent Power Producers & Energy Traders — 1.0%
International Power PLC(1)	483,005	$3,265,130

		$3,265,130

Industrial Conglomerates — 2.3%
Siemens AG(1)	60,000	$7,691,613

		$7,691,613

Insurance — 3.0%
Aflac, Inc.(1)	80,000	$4,606,400
Prudential Financial, Inc.(1)	89,000	5,474,390

		$10,080,790

IT Services — 5.9%
Accenture PLC, Class A(1)	149,000	$7,669,030
International Business Machines Corp.(1)	44,000	7,128,000
MasterCard, Inc., Class A(1)	20,000	4,730,200

		$19,527,230

Machinery — 5.9%
Caterpillar, Inc.(1)	46,000	$4,462,460
Danaher Corp.(1)	92,000	4,237,520
Illinois Tool Works, Inc.	61,000	3,262,890
Parker Hannifin Corp.(1)	86,000	7,689,260

		$19,652,130

Media — 2.8%
Time Warner Cable, Inc.(1)	52,000	$3,527,160
Time Warner, Inc.(1)	70,000	2,201,500
Vivendi SA(1)	118,000	3,373,283

		$9,101,943

Metals & Mining — 8.8%
BHP Billiton, Ltd. ADR(1)	109,103	$9,713,440
Cliffs Natural Resources, Inc.(1)	72,000	6,153,120
Freeport-McMoRan Copper & Gold, Inc.(1)	93,000	10,113,750
Newmont Mining Corp.(1)	60,000	3,304,200

		$29,284,510

Multi-Utilities — 4.2%
National Grid PLC(1)	574,000	$5,090,636
PG&E Corp.(1)	59,000	2,730,520
United Utilities Group PLC(1)	690,000	6,006,326

		$13,827,482

Multiline Retail — 2.3%
Target Corp.(1)	140,000	$7,676,200

		$7,676,200

Oil, Gas & Consumable Fuels — 9.5%
Apache Corp.(1)	32,000	$3,819,520
Chevron Corp.(1)	30,000	2,847,900
ConocoPhillips(1)	53,000	3,787,380
Enbridge, Inc.(1)	52,000	3,012,880
ENI SpA(1)	277,000	6,558,271
Occidental Petroleum Corp.(1)	60,000	5,800,800
Royal Dutch Shell PLC, Class A(1)	104,000	3,664,080
Total SA ADR(1)	35,000	2,056,950

		$31,547,781

Paper & Forest Products — 1.5%
UPM-Kymmene Oyj(1)	248,000	$5,105,907

		$5,105,907

Security	Shares	Value
Pharmaceuticals — 7.8%
AstraZeneca PLC	140,000	$6,825,544
Bristol-Myers Squibb Co.(1)	167,000	4,205,060
Novartis AG(1)	113,000	6,290,690
Sanofi-Aventis(1)	85,000	5,809,130
Teva Pharmaceutical Industries, Ltd. ADR(1)	48,700	2,661,455

		$25,791,879

Real Estate Investment Trusts (REITs) — 1.1%
Plum Creek Timber Co., Inc.(1)	87,000	$3,642,690

		$3,642,690

Road & Rail — 1.9%
Canadian Pacific Railway, Ltd.(1)	95,000	$6,372,547

		$6,372,547

Software — 2.0%
Microsoft Corp.(1)	233,000	$6,459,925

		$6,459,925

Specialty Retail — 2.1%
Home Depot, Inc.(1)	100,000	$3,677,000
Industria de Diseno Textil SA	44,000	3,327,147

		$7,004,147

Tobacco — 2.3%
British American Tobacco PLC(1)	82,000	$3,028,487
Imperial Tobacco Group PLC(1)	160,000	4,567,132

		$7,595,619

Wireless Telecommunication Services — 4.2%
Vivo Participacoes SA ADR(1)	160,000	$5,446,400
Vivo Participacoes SA, PFC Shares(1)	58,252	1,956,934
Vodafone Group PLC(1)	2,303,666	6,465,467

		$13,868,801

Total Common Stocks (identified cost $252,315,624)		$335,895,010

Preferred Stocks — 19.7%

Security	Shares	Value
Commercial Banks — 10.3%
Abbey National Capital Trust I, 8.963%(2)	750	$814,259
Bank of America Corp., 8.125%(2)	3,200	3,377,366
Barclays Bank PLC, 7.434%(2)(3)	2,920	2,897,525
BBVA International SA Unipersonal, 5.919%(2)	1,382	1,071,564
BNP Paribas, 7.195%(2)(3)	25	2,412,527
Credit Agricole SA/London, 6.637%(2)(3)	2,100	1,845,587
DB Contingent Capital Trust II, 6.55%	25,000	574,750
Farm Credit Bank of Texas, Series I, 10.00%	2,700	2,858,625
JPMorgan Chase & Co., 7.90%(2)	3,690	4,066,059
KeyCorp Capital X, 8.00%	15,000	389,250
KeyCorp, Series A, 7.75%	18,500	2,046,100
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	2,150	0
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	2,400	1,722,000
Rabobank Nederland, 11.00%(2)(3)	1,390	1,815,725
Royal Bank of Scotland Group PLC, 7.648%(2)	244	219,857
Royal Bank of Scotland Group PLC, Series F, 7.65%	3,978	87,317
Royal Bank of Scotland Group PLC, Series L, 5.75%	174,080	3,089,920
Santander Finance SA Unipersonal, 10.50%	24,672	690,323
Standard Chartered PLC, 6.409%(2)(3)	10.5	984,278

Security	Shares	Value
Wells Fargo & Co., 7.98%(2)	1,200	$1,326,769
Wells Fargo & Co., Class A, 7.50%	1,800	1,876,500

		$34,166,301

Diversified Financial Services — 0.3%
Heller Financial, Inc., Series D, 6.95%	11,000	$1,092,782

		$1,092,782

Electric Utilities — 1.7%
Entergy Arkansas, Inc., 6.45%	110,721	$2,754,185
Southern California Edison Co., 6.00%	29,569	2,807,207

		$5,561,392

Food Products — 0.6%
Dairy Farmers of America, 7.875%(3)	18,500	$1,659,219
Ocean Spray Cranberries, Inc., 6.25%(3)	4,250	333,625

		$1,992,844

Insurance — 5.0%
Aegon NV, 6.375%	13,133	$282,885
Allianz SE, 8.375%	12,690	334,303
AXA SA, 6.379%(2)(3)	1,465	1,334,486
AXA SA, 6.463%(2)(3)	3,435	3,069,251
Endurance Specialty Holdings, Ltd., Series A, 7.75%	56,750	1,481,742
ING Capital Funding Trust III, 3.903%(2)	5,130	4,920,604
Prudential PLC, 6.50%	2,600	2,443,277
RenaissanceRe Holdings, Ltd., Series C, 6.08%	113,000	2,637,420

		$16,503,968

Marine — 0.6%
Seaspan Corp., 9.50%	82,000	$2,123,800

		$2,123,800

Real Estate Investment Trusts (REITs) — 1.2%
CapLease, Inc., Series A, 8.125%	75,000	$1,877,625
Developers Diversified Realty Corp., Series I, 7.50%	74,500	1,749,260
Regency Centers Corp., Series C, 7.45%	20,000	505,000

		$4,131,885

Total Preferred Stocks (identified cost $65,525,982)		$65,572,972

Corporate Bonds & Notes — 11.4%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 3.3%
Banco Industriale Comercial SA, 8.50%, 4/27/20(3)	$740	$764,975
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(7)(8)	2,710	2,842,113
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(3)(7)	1,525	1,687,955
Northgroup Preferred Capital Corp., 6.378% to 10/15/17, 1/29/49(3)(7)	3,200	2,958,307
PNC Preferred Funding Trust II, 6.113% to 3/15/12, 3/29/49(3)(7)	2,400	1,822,414
SunTrust Preferred Capital I, 5.853% to 12/15/11, 6/29/49(7)	1,000	767,500

		$10,843,264

Diversified Financial Services — 1.6%
GE Capital Trust I, 6.375% to 11/15/17, 11/15/67(7)	$3,500	3,548,125
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	1,590	1,540,312

		$5,088,437

Electric Utilities — 2.6%
Energisa SA, 9.50%, 1/29/49(3)	$800	790,000
Integrys Energy Group, Inc., 6.11% to 12/1/16, 12/1/66(7)	2,150	2,088,013

	Principal
	Amount
Security	(000’s omitted)	Value
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	$3,000	2,951,160
Wisconsin Energy Corp., 6.25% to 5/15/17, 5/15/67(7)	2,750	2,746,648

		$8,575,821

Insurance — 2.0%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	$2,000	2,782,258
QBE Capital Funding II LP, 6.797% to 6/1/17, 6/29/49(3)(7)	735	668,614
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(7)	3,600	3,289,680

		$6,740,552

Pipelines — 1.2%
Enbridge Energy Partners, LP, 8.05% to 10/1/17, 10/1/37, 10/1/77(7)(8)	$920	974,804
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	565	563,429
Enterprise Products Operating, LLC, 7.034% to 1/15/18, 1/15/68(7)	435	454,109
Southern Union Co., 7.20% to 11/1/11, 11/1/66(7)	1,750	1,653,750
TransCanada Pipelines, Ltd., 6.35% to 5/15/17, 5/15/67(7)	410	411,823

		$4,057,915

Retail-Food and Drug — 0.7%
CVS Caremark Corp., 6.302% to 6/1/12, 6/1/37, 6/1/62(7)(8)	$2,500	2,410,123

		$2,410,123

Total Corporate Bonds & Notes (identified cost $35,052,768)		$37,716,112

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(9)	$2,348	$2,347,963

Total Short-Term Investments (identified cost $2,347,963)		$2,347,963

Total Investments — 133.0% (identified cost $355,242,337)		$441,532,057

Other Assets, Less Liabilities — (33.0)%		$(109,624,729)

Net Assets — 100.0%		$331,907,328

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $26,766,488 or 8.1% of the Fund’s net assets.

(4)		Non-income producing security.

(5)		Defaulted security.

(6)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)		Security converts to floating rate after the indicated fixed-rate coupon period.

(8)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $4,308.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	59.4%	$262,267,143
United Kingdom	12.8	56,403,034
France	3.9	17,331,055
Germany	3.5	15,338,670
Canada	2.6	11,673,302
Australia	2.4	10,382,054
Switzerland	2.2	9,706,550
Sweden	2.0	9,049,350
Mexico	2.0	8,989,986
Brazil	2.0	8,958,309
Ireland	1.7	7,669,030
Italy	1.5	6,558,271
Finland	1.2	5,105,907
Bermuda	0.8	3,358,769
Spain	0.8	3,327,147
Cayman Islands	0.7	3,289,680
Hong Kong	0.5	2,123,800
Iceland	0.0	0

Total Investments	100.0%	$441,532,057

The Fund did not have any open financial instruments at January 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$356,045,186

Gross unrealized appreciation	$90,051,772
Gross unrealized depreciation	(4,564,901)

Net unrealized appreciation	$85,486,871

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$24,743,540	$6,700,430		$—	$31,443,970
Consumer Staples	25,900,558	7,595,619		—	33,496,177
Energy	31,598,670	13,581,120		—	45,179,790
Financials	28,151,480	—		—	28,151,480
Health Care	6,866,515	26,238,118		—	33,104,633
Industrials	46,842,660	—		—	46,842,660
Information Technology	25,987,155	9,049,350		—	35,036,505
Materials	29,284,510	5,105,907		—	34,390,417
Telecommunication Services	17,989,334	6,465,467		—	24,454,801
Utilities	2,730,520	21,064,057		—	23,794,577

Total Common Stocks	$240,094,942	$95,800,068	*	$—	$335,895,010

Preferred Stocks
Consumer Staples	$—	$1,992,844		$—	$1,992,844
Financials	17,288,092	38,606,844		0	55,894,936
Industrials	2,123,800	—		—	2,123,800
Utilities	—	5,561,392		—	5,561,392

Total Preferred Stocks	$19,411,892	$46,161,080		$0	$65,572,972

Corporate Bonds & Notes	$—	$37,716,112		$—	$37,716,112
Short-Term Investments	—	2,347,963		—	2,347,963

Total Investments	$259,506,834	$182,025,223		$0	$441,532,057

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

There was no activity in investments valued based on Level 3 inputs during the fiscal year to date ended January 31, 2011 to require a reconciliation of Level 3 investments. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: March 24, 2011